Trade Receivables (Current) - Schedule of Trade Receivables (Details) - Trade receivables [member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Trade Receivables [Line Items]
Receivable from related parties	$ 453,251	$ 444,082
Receivable from others	3,267,486	3,367,494
Gross receivables	3,720,737	3,811,576
Less: allowance for doubtful debts (expected credit loss)	183,544	129,274
Total receivables	$ 3,537,193	$ 3,682,302